SCHEDULE OF INVESTMENTS
Ivy International Small Cap Fund (in thousands)	JUNE 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia
Consumer Discretionary – 1.0%
Ardent Leisure Group	2,125	$1,567

Financials – 1.8%
Steadfast Group Ltd.	1,201	2,962

Materials – 2.4%
Evolution Mining Ltd.	744	2,282
Nufarm Ltd.	560	1,616

		3,898

Total Australia - 5.2%		$8,427

Austria
Real Estate – 0.9%
Immofinanz AG	59	1,539

Total Austria - 0.9%		$1,539

Belgium
Information Technology – 1.1%
Barco N.V.	8	1,777

Materials – 0.6%
Tessenderlo Chemie N.V.(A)	29	979

Total Belgium - 1.7%		$2,756

Canada
Materials – 0.6%
Lundin Mining Corp.	195	1,068

Total Canada - 0.6%		$1,068

Estonia
Industrials – 0.5%
Tallinna Sadam AS	398	882

Total Estonia - 0.5%		$882

France
Communication Services – 0.5%
Ubisoft Entertainment S.A.(A)	11	881

Energy – 1.8%
Rubis Group	52	2,903

Financials – 0.6%
Rothschild & Co.	32	1,026

Industrials – 4.3%
Alstom	64	2,956
Latecoere S.A.(A)	232	797
Teleperformance SE	16	3,274

		7,027

Total France - 7.2%		$11,837

Germany
Health Care – 0.5%
Vivoryon Therapeutics AG(A)(B)	131	827

Information Technology – 1.3%
Mynaric AG(A)(B)	34	1,478
Serviceware SE(A)	36	736

		2,214

Total Germany - 1.8%		$3,041

Hong Kong
Industrials – 1.0%
Pacific Basin Shipping Ltd.	8,994	1,648

Total Hong Kong - 1.0%		$1,648

Ireland
Consumer Discretionary – 1.1%
Dalata Hotel Group plc	339	1,815

Consumer Staples – 1.0%
Total Produce plc(B)	1,009	1,675

Financials – 0.8%
Greencoat Renewables plc	1,096	1,396

Health Care – 1.8%
Mainstay Medical International plc(A)(C)	42	186
UDG Healthcare plc	273	2,769

		2,955

Industrials – 0.9%
Kingspan Group plc	26	1,410

Materials – 1.0%
Smurfit Kappa Group plc	57	1,727

Total Ireland - 6.6%		$10,978

Isle Of Man
Consumer Discretionary – 1.0%
GVC Holdings plc	195	1,614

Information Technology – 1.2%
Strix Group plc(B)	978	1,992

Total Isle Of Man - 2.2%		$3,606

Japan
Communication Services – 2.7%
ARTERIA Networks Corp.	260	3,014
Macromill, Inc.	121	1,456

		4,470

Consumer Discretionary – 3.9%
Komeda Holdings Co. Ltd.	146	2,761
Ryohin Keikaku Co. Ltd.	10	1,848
Stanley Electric Co. Ltd.	71	1,756

		6,365

Consumer Staples – 3.0%
Kobe Bussan Co. Ltd.	42	2,061
Matsumotokiyoshi Holdings Co. Ltd.	102	2,984

		5,045

Financials – 1.4%
Bank of Kyoto Ltd. (The)(B)	58	2,237

Health Care – 1.4%
Nippon Shinyaku Co. Ltd.	33	2,336

Industrials – 9.0%
MISUMI Group, Inc.	73	1,827
Okamura Corp.	258	2,579
OSG Corp.	131	2,593
SATO Holdings Corp.	52	1,310
SG Holdings Co. Ltd.	94	2,667
Takeuchi Mfg Co. Ltd.	94	1,690
Tsubaki Nakashima Co. Ltd.	147	2,410

		15,076

Information Technology – 4.2%
DISCO Corp.	17	2,822
SCSK Corp.	85	4,170

		6,992

Materials – 3.0%
Taiyo Nippon Sanso Corp.	93	1,976
Zeon Corp.	263	2,934

		4,910

Real Estate – 6.0%
GLP J-REIT	2	2,698
Ichigo, Inc.	489	1,440

Kenedix Office Investment Corp.	—	*	2,734
TechnoPro Holdings, Inc.	57		3,054

			9,926

Total Japan - 34.6%			$57,357

Luxembourg
Real Estate – 1.5%
Grand City Properties S.A.	107		2,456

Total Luxembourg - 1.5%			$2,456

Netherlands
Health Care – 1.4%
Qiagen N.V.(A)	56		2,291

Information Technology – 1.7%
ASM International N.V.	42		2,721

Total Netherlands - 3.1%			$5,012

Norway
Communication Services – 1.0%
Adevinta ASA, Class B(A)	152		1,672

Total Norway - 1.0%			$1,672

Singapore
Industrials – 1.1%
BOC Aviation Ltd.	223		1,872

Real Estate – 3.0%
City Developments Ltd.	304		2,129
Manulife U.S. REIT	3,382		2,926

			5,055

Total Singapore - 4.1%			$6,927

South Korea
Financials – 0.9%
Hyundai Marine & Fire Insurance Co. Ltd.	62		1,538

Total South Korea - 0.9%			$1,538

Spain
Health Care – 1.0%
Almirall S.A.	87		1,603

Industrials – 0.6%
Prosegur Compania de Seguridad S.A.	211		992

Total Spain - 1.6%			$2,595

Sweden
Health Care – 0.1%
Recipharm AB (publ), Class B	11		138

Total Sweden - 0.1%			$138

Switzerland
Consumer Staples – 1.3%
Barry Callebaut AG, Registered Shares	1		2,150

Financials – 1.1%
Helvetia Holding AG	15		1,866

Information Technology – 1.7%
Logitech International S.A., Registered Shares	71		2,849

Total Switzerland - 4.1%			$6,865

United Kingdom
Communication Services – 3.1%
Future plc	221		2,726
Rightmove plc	340		2,313

			5,039

Consumer Discretionary – 6.5%
City Pub Group plc (The)(B)	536	1,388
Coats Group plc	2,476	2,576
Domino’s Pizza Group plc	532	1,881
Games Workshop Group plc	40	2,527
JPJ Group plc(A)	136	1,278
Merlin Entertainments plc	493	1,380

		11,030

Energy – 0.9%
Premier Oil plc(A)(B)	1,534	1,505

Financials – 1.9%
Draper Esprit plc(A)	128	816
St. James’s Place plc	109	1,517
TP ICAP plc	209	796

		3,129

Health Care – 0.6%
Sensyne Health plc(A)(B)	638	1,045

Industrials – 2.1%
Diploma plc	117	2,268
National Express Group plc	209	1,068

		3,336

Information Technology – 0.3%
Avast plc	133	507

Real Estate – 0.7%
Great Portland Estates plc	133	1,153

Total United Kingdom - 16.1%		$26,744

TOTAL COMMON STOCKS – 94.8%		$157,086

(Cost: $154,409)

PREFERRED STOCK
Industrials – 1.9%
Sixt SE	44	3,175

TOTAL PREFERRED STOCKS – 1.9%		$3,175

(Cost: $2,638)

SHORT-TERM SECURITIES	Principal
Master Note – 0.7%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 2.620%, 7-5-19(D)	$1,115	1,115

	Shares
Money Market Funds – 3.8%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 2.360%, (E)(F)	6,312	6,312

TOTAL SHORT-TERM SECURITIES – 4.5%		$7,427

(Cost: $7,427)

TOTAL INVESTMENT SECURITIES – 101.2%		$167,688

(Cost: $164,474)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.2)%		(1,981)

NET ASSETS – 100.0%		$165,707

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $4,466 are on loan.
(C)	Restricted security. At June 30, 2019, the Fund owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Mainstay Medical International plc	2-15-18	42	$734	$186

The total value of this security represented 0.1% of net assets at June 30, 2019.

(D)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Rate shown is the annualized 7-day yield at June 30, 2019.
(F)	Investment made with cash collateral received from securities on loan.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$4,398	$7,664	$—
Consumer Discretionary	10,004	12,387	—
Consumer Staples	1,675	7,195	—
Energy	—	4,408	—
Financials	2,212	11,942	—
Health Care	1,872	9,323	—
Industrials	5,676	26,567	—
Information Technology	1,478	17,574	—
Materials	—	12,582	—
Real Estate	2,698	17,431	—

Total Common Stocks	$30,013	$127,073	$—
Preferred Stocks	—	3,175	—
Short-Term Securities	6,312	1,115	—

Total	$36,325	$131,363	$—

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$164,474

Gross unrealized appreciation	14,994
Gross unrealized depreciation	(11,780)

Net unrealized appreciation	$3,214